Eaton Vance
Greater China Growth Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 94.8%
Security	Shares	Value
China — 56.6%
Banks — 2.7%
China Merchants Bank Co., Ltd., Class H	283,500	$ 1,793,131
		$ 1,793,131
Beverages — 2.8%
Kweichow Moutai Co., Ltd., Class A	3,800	$ 1,027,101
Nongfu Spring Co., Ltd., Class H(1)	156,800	873,006
		$ 1,900,107
Biotechnology — 1.2%
Innovent Biologics, Inc.(1)(2)	249,000	$ 771,166
		$ 771,166
Electrical Equipment — 1.5%
NARI Technology Co., Ltd., Class A	199,320	$ 1,022,629
		$ 1,022,629
Entertainment — 2.9%
Bilibili, Inc., Class Z(2)	23,600	$ 525,464
Mango Excellent Media Co., Ltd., Class A	265,100	1,438,409
		$ 1,963,873
Food Products — 1.7%
Anjoy Foods Group Co., Ltd., Class A	58,300	$ 1,147,087
		$ 1,147,087
Health Care Equipment & Supplies — 1.7%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	24,400	$ 1,104,929
		$ 1,104,929
Household Durables — 3.1%
Gree Electric Appliances, Inc., Class A(2)	273,446	$ 1,317,586
Midea Group Co., Ltd., Class A	94,900	775,813
		$ 2,093,399
Insurance — 0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	23,500	$ 150,466
		$ 150,466
Security	Shares	Value
Interactive Media & Services — 13.4%
Tencent Holdings, Ltd.	195,500	$ 8,937,940
		$ 8,937,940
Internet & Direct Marketing Retail — 7.5%
JD.com, Inc., Class A	9,480	$ 266,297
Meituan, Class B(1)(2)	118,000	2,768,882
Pinduoduo, Inc. ADR(2)	38,758	1,951,465
		$ 4,986,644
Life Sciences Tools & Services — 2.8%
Wuxi Biologics Cayman, Inc.(1)(2)	253,500	$ 1,874,533
		$ 1,874,533
Machinery — 2.3%
Jiangsu Hengrui Medicine Co., Ltd., Class A	123,600	$ 988,484
Yijiahe Technology Co., Ltd., Class A	66,100	527,673
		$ 1,516,157
Real Estate Management & Development — 1.1%
KE Holdings, Inc. ADR(2)	56,191	$ 752,959
		$ 752,959
Semiconductors & Semiconductor Equipment — 1.5%
LONGi Green Energy Technology Co., Ltd., Class A	87,300	$ 1,031,236
		$ 1,031,236
Specialty Retail — 4.3%
China Tourism Group Duty Free Corp., Ltd., Class A	63,700	$ 1,680,647
Pop Mart International Group Ltd.(1)	317,600	1,226,530
		$ 2,907,177
Textiles, Apparel & Luxury Goods — 5.9%
ANTA Sports Products, Ltd.	134,800	$ 1,528,575
Li Ning Co., Ltd.	140,000	1,092,304
Shenzhou International Group Holdings, Ltd.	95,300	1,308,358
		$ 3,929,237
Total China (identified cost $40,731,786)		$37,882,670
Hong Kong — 22.4%
Beverages — 2.2%
China Resources Beer Holdings Co., Ltd.	242,000	$ 1,508,306
		$ 1,508,306

Eaton Vance
Greater China Growth Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 3.1%
China Mengniu Dairy Co., Ltd.	400,000	$ 2,047,999
		$ 2,047,999
Hotels, Restaurants & Leisure — 2.9%
Galaxy Entertainment Group, Ltd.	227,000	$ 1,209,218
Sands China, Ltd.(2)	397,200	759,027
		$ 1,968,245
Insurance — 14.2%
AIA Group, Ltd.	917,200	$ 9,502,361
		$ 9,502,361
Total Hong Kong (identified cost $7,524,814)		$15,026,911
Taiwan — 15.8%
Semiconductors & Semiconductor Equipment — 15.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	557,839	$10,549,251
Total Taiwan (identified cost $3,981,582)		$10,549,251
Total Common Stocks (identified cost $52,238,182)		$63,458,832

Equity-Linked Securities — 1.1%(3)
Security	Shares	Value
China — 1.1%
Leader Harmonious Drive Systems Co., Ltd., 10/12/22(4)	45,523	$ 737,819
Total Equity-Linked Securities (identified cost $929,450)		$ 737,819

Short-Term Investments — 4.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.71%(5)	2,758,492	$ 2,758,492
Total Short-Term Investments (identified cost $2,758,492)		$ 2,758,492
Total Investments — 100.0% (identified cost $55,926,124)		$66,955,143
Other Assets, Less Liabilities — (0.0)%(6)		$ (8,303)
Net Assets — 100.0%		$66,946,840
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2022, the aggregate value of these securities is $7,514,117 or 11.2% of the Fund's net assets.
(2)	Non-income producing security.
(3)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (UBS AG) in addition to the market risk of the underlying security.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of these securities is $737,819 or 1.1% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2022.
(6)	Amount is less than (0.05)%.
Abbreviations:
ADR	– American Depositary Receipt

Eaton Vance
Greater China Growth Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2022.
Affiliated Investments
At May 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $2,758,492, which represents 4.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$ —	$41,945,004	$(41,945,225)	$221	$ —	$ —	$1,646	—
Liquidity Fund	—	4,645,675	(1,887,183)	—	—	2,758,492	1,802	2,758,492
Total				$221	$ —	$2,758,492	$3,448
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$10,901,813	$ —	$10,901,813
Consumer Discretionary	1,951,465	13,933,237	—	15,884,702
Consumer Staples	—	6,603,499	—	6,603,499
Financials	—	11,445,958	—	11,445,958
Health Care	—	3,750,628	—	3,750,628
Industrials	—	2,538,786	—	2,538,786
Information Technology	—	11,580,487	—	11,580,487
Real Estate	752,959	—	—	752,959
Total Common Stocks	$2,704,424	$60,754,408*	$ —	$63,458,832
Equity-Linked Securities	$ —	$ 737,819	$ —	$ 737,819
Short-Term Investments	2,758,492	—	—	2,758,492
Total Investments	$5,462,916	$61,492,227	$ —	$66,955,143
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Eaton Vance
Greater China Growth Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.